Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000243216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Institutional Class/FPNIX)
Account Value		$ 12,752	$ 12,752	$ 12,752	$ 11,620	$ 11,151	$ 11,599	$ 11,421	$ 11,152	$ 10,702	$ 10,502	$ 10,238	$ 10,084	$ 10,000
Average Annual Return, Percent		9.74%	2.72%	2.46%
C000249814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Investor Class/FPNRX)
Account Value		$ 12,636	$ 12,636	$ 12,636	11,516	11,062	11,519	11,353	11,096	10,660	10,471	10,217	10,074	10,000
Average Annual Return, Percent	[1]	9.72%	2.63%	2.37%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 12,004	$ 12,004	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Average Annual Return, Percent		11.57%	0.33%	1.84%
Consumer Price Index Seasonally Adjusted 100 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index Seasonally Adjusted + 100 bps
Account Value		$ 14,635	$ 14,635	$ 14,635	$ 14,149	$ 13,509	$ 12,361	$ 11,615	$ 11,344	$ 11,049	$ 10,687	$ 10,350	$ 10,095	$ 10,000
Average Annual Return, Percent		3.44%	5.23%	3.88%

[1]	Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.